Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Accounting Policies [Abstract]
Financial Effect of Change in Accounting Estimate		$ 0.08
Reconciliation of weighted-average number of ordinary shares
Weighted average shares outstanding, basic	32,873,234	33,209,172	37,813,504
Weighted average shares issuable upon exercise/vesting of outstanding share options/RSUs/RSAs	1,366,675	1,262,832	1,139,675
Shares used in computing diluted net income per share	34,239,909	34,472,004	38,953,179
Weighted average anti-dilutive shares excluded from diluted net income per share	953,100	1,740,542	1,495,858
Other Income and Expenses [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(7,473,000)	29,000	0
Foreign Currency Transaction Gain (Loss), Realized	(1,476,000)	(92,000)	2,350,000
Equity Method Investment, Realized Gain (Loss) on Disposal	(12,681,000)	0	0
Other income (expense), net	$ (21,630,000)	$ (63,000)	$ 2,350,000